Long-term Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Long-term Prepaid Expenses [Abstract]
Prepaid expenses	$ 3,156	[1]	$ 3,045	[1]

[1]	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.